Segments - Revenue by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,020.8	$ 1,010.6	$ 771.6
Southeast Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	295.8	285.9	233.0
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	279.1	187.8	168.6
The Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	226.4	289.6	191.2
Middle East and North Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	176.6	210.9	147.8
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 42.9	$ 36.4	$ 31.0